Schedule of Investments(a)
September 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.82%
Advertising–0.48%
Lamar Media Corp., 3.63%, 01/15/2031	$770,000	$770,962
Aerospace & Defense–0.39%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	600,000	631,500
Airlines–2.45%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	1,911,000	2,011,328
5.75%, 04/20/2029(b)	351,000	378,641
Delta Air Lines, Inc., 7.00%, 05/01/2025(b)	662,000	772,310
United Airlines, Inc., 4.38%, 04/15/2026(b)	768,000	789,120
		3,951,399
Alternative Carriers–0.47%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	678,000	760,479
Apparel Retail–0.43%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	693,000	695,599
Auto Parts & Equipment–1.48%
Clarios Global L.P., 6.75%, 05/15/2025(b)	148,000	156,325
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	615,000	654,975
Dana, Inc.,
5.38%, 11/15/2027	122,000	128,710
5.63%, 06/15/2028	614,000	661,953
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	750,000	778,838
		2,380,801
Automobile Manufacturers–4.07%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	375,000	390,469
3.75%, 01/30/2031(b)	1,152,000	1,121,760
Ford Motor Co.,
8.50%, 04/21/2023	597,000	657,410
9.00%, 04/22/2025	208,000	250,386
9.63%, 04/22/2030	111,000	157,256
4.75%, 01/15/2043	315,000	330,555
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	221,850
3.38%, 11/13/2025	251,000	258,216
4.39%, 01/08/2026	282,000	301,035
5.11%, 05/03/2029	884,000	988,975
4.00%, 11/13/2030	1,111,000	1,156,829
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	686,000	722,873
		6,557,614
	Principal Amount	Value
Automotive Retail–2.22%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	$1,147,000	$1,168,506
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	786,000	807,473
4.88%, 05/01/2029(b)	790,000	811,583
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	755,000	784,604
		3,572,166
Broadcasting–0.95%
Gray Television, Inc., 7.00%, 05/15/2027(b)	1,432,000	1,537,610
Building Products–0.48%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	748,000	772,310
Cable & Satellite–6.49%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	1,722,000	1,799,748
4.75%, 03/01/2030(b)	531,000	555,811
4.50%, 08/15/2030(b)	1,496,000	1,545,323
4.25%, 01/15/2034(b)	351,000	348,148
CSC Holdings LLC,
6.50%, 02/01/2029(b)	1,445,000	1,566,669
5.75%, 01/15/2030(b)	953,000	970,302
4.50%, 11/15/2031(b)	391,000	386,601
5.00%, 11/15/2031(b)	200,000	191,940
DISH DBS Corp.,
7.75%, 07/01/2026	227,000	256,618
7.38%, 07/01/2028	302,000	320,676
DISH Network Corp., Conv., 3.38%, 08/15/2026	552,000	575,184
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	544,000	552,160
4.00%, 07/15/2028(b)	615,000	626,147
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	309,000	317,281
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	425,000	448,481
		10,461,089
Casinos & Gaming–3.41%
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(b)(c)	200,000	134,000
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	773,000	793,044
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	785,000	800,700
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	1,463,000	1,526,787
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	294,000	318,750
8.25%, 03/15/2026(b)	417,000	443,063

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Station Casinos LLC, 4.50%, 02/15/2028(b)	$765,000	$778,081
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	698,000	704,107
		5,498,532
Construction & Engineering–0.91%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	765,000	792,731
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	621,000	676,325
		1,469,056
Consumer Finance–3.13%
Navient Corp.,
7.25%, 09/25/2023	1,038,000	1,133,257
5.00%, 03/15/2027	215,000	221,719
5.63%, 08/01/2033	900,000	857,624
OneMain Finance Corp.,
7.13%, 03/15/2026	696,000	807,360
3.88%, 09/15/2028	417,000	414,911
5.38%, 11/15/2029	1,485,000	1,611,373
		5,046,244
Copper–0.96%
First Quantum Minerals Ltd. (Zambia),
7.50%, 04/01/2025(b)	1,028,000	1,055,838
6.88%, 03/01/2026(b)	477,000	496,676
		1,552,514
Data Processing & Outsourced Services–0.49%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	788,000	790,522
Department Stores–0.50%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	369,000	401,924
4.50%, 12/15/2034	407,000	400,818
		802,742
Diversified Banks–0.88%
Credit Agricole S.A. (France), 8.13%(b)(d)(e)	507,000	613,591
NatWest Group PLC (United Kingdom), 6.00%(d)(e)	720,000	807,573
		1,421,164
Diversified Capital Markets–0.49%
Credit Suisse Group AG (Switzerland), 7.50%(b)(d)(e)	730,000	782,377
Diversified Chemicals–0.48%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	763,000	769,699
Diversified REITs–0.89%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	268,000	274,168
iStar, Inc.,
4.75%, 10/01/2024	821,000	869,234
5.50%, 02/15/2026	281,000	293,996
		1,437,398
	Principal Amount	Value
Electric Utilities–1.56%
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	$1,051,000	$987,147
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	259,000	268,404
5.00%, 07/31/2027(b)	458,000	473,458
4.38%, 05/01/2029(b)	777,000	782,734
		2,511,743
Electrical Components & Equipment–1.02%
EnerSys,
5.00%, 04/30/2023(b)	342,000	355,127
4.38%, 12/15/2027(b)	350,000	369,728
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	546,000	581,807
4.00%, 04/15/2029(b)	329,000	335,317
		1,641,979
Environmental & Facilities Services–1.17%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,870,000	1,891,299
Fertilizers & Agricultural Chemicals–0.77%
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	456,000	456,000
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	745,000	783,591
		1,239,591
Food Distributors–0.97%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	775,000	792,437
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	705,000	764,044
		1,556,481
Food Retail–1.45%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	705,000	770,251
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	739,000	771,331
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	792,000	798,966
		2,340,548
Health Care Distributors–0.09%
180 Medical, Inc. (United Kingdom), 3.88%, 10/15/2029(b)	147,000	147,000
Health Care Facilities–0.48%
Encompass Health Corp., 4.50%, 02/01/2028	749,000	774,312
Health Care REITs–1.23%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	786,000	816,457
Diversified Healthcare Trust,
9.75%, 06/15/2025	71,000	77,745
4.38%, 03/01/2031	1,126,000	1,090,517
		1,984,719
Health Care Services–4.90%
Akumin, Inc., 7.00%, 11/01/2025(b)	1,675,000	1,627,422
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Health Care Services–(continued)
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	$673,000	$714,541
6.13%, 04/01/2030(b)	803,000	781,351
DaVita, Inc.,
4.63%, 06/01/2030(b)	682,000	702,365
3.75%, 02/15/2031(b)	892,000	869,700
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	86,000	89,010
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	753,000	781,241
HCA, Inc.,
5.38%, 02/01/2025	506,000	566,087
5.88%, 02/15/2026	290,000	332,775
5.88%, 02/01/2029	205,000	246,602
3.50%, 09/01/2030	395,000	418,854
MEDNAX, Inc., 6.25%, 01/15/2027(b)	698,000	734,645
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	28,000	28,842
		7,893,435
Health Care Supplies–0.70%
Mozart Debt Merger Sub, Inc.,
3.88%, 04/01/2029(b)	863,000	863,000
5.25%, 10/01/2029(b)	271,000	271,000
		1,134,000
Homebuilding–0.83%
Lennar Corp., 5.38%, 10/01/2022	254,000	266,380
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	1,018,000	1,075,782
		1,342,162
Hotels, Resorts & Cruise Lines–0.42%
Carnival Corp., 10.50%, 02/01/2026(b)	584,000	678,287
Household Products–1.16%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	730,000	725,438
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	1,182,000	1,142,131
		1,867,569
Independent Power Producers & Energy Traders–1.40%
Calpine Corp., 3.75%, 03/01/2031(b)	785,000	756,544
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	828,000	877,556
3.75%, 02/15/2031(b)	626,000	628,347
		2,262,447
Industrial Machinery–0.92%
EnPro Industries, Inc., 5.75%, 10/15/2026	563,000	589,672
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	769,000	797,030
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	97,000	99,546
		1,486,248
	Principal Amount	Value
Integrated Oil & Gas–1.84%
Occidental Petroleum Corp.,
3.20%, 08/15/2026	$746,000	$762,561
8.50%, 07/15/2027	216,000	270,925
6.13%, 01/01/2031	734,000	882,066
6.20%, 03/15/2040	328,000	386,901
4.10%, 02/15/2047	691,000	658,298
		2,960,751
Integrated Telecommunication Services–1.94%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	774,000	804,070
8.13%, 02/01/2027(b)	355,000	382,424
5.13%, 07/15/2029(b)	401,000	393,720
5.50%, 10/15/2029(b)	485,000	480,716
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,099,000	1,063,535
		3,124,465
Interactive Home Entertainment–0.46%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	737,000	745,354
Interactive Media & Services–1.39%
Audacy Capital Corp., 6.75%, 03/31/2029(b)	1,121,000	1,131,313
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	729,000	732,456
5.38%, 01/15/2031(b)	375,000	369,234
		2,233,003
Internet & Direct Marketing Retail–0.74%
QVC, Inc.,
4.38%, 09/01/2028	369,000	381,915
5.45%, 08/15/2034	757,000	806,004
		1,187,919
Investment Banking & Brokerage–0.64%
NFP Corp.,
4.88%, 08/15/2028(b)	298,000	303,439
6.88%, 08/15/2028(b)	705,000	720,799
		1,024,238
IT Consulting & Other Services–0.73%
Gartner, Inc.,
4.50%, 07/01/2028(b)	759,000	797,899
3.63%, 06/15/2029(b)	374,000	377,310
		1,175,209
Managed Health Care–1.10%
Centene Corp.,
4.63%, 12/15/2029	1,008,000	1,099,778
3.00%, 10/15/2030	662,000	679,378
		1,779,156
Metal & Glass Containers–1.22%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	1,173,000	1,171,534
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	759,000	793,557
		1,965,091
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Movies & Entertainment–0.72%
Netflix, Inc.,
5.88%, 11/15/2028	$556,000	$682,017
5.38%, 11/15/2029(b)	395,000	478,938
		1,160,955
Oil & Gas Drilling–2.91%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	774,000	825,750
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	954,000	973,247
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	585,000	611,910
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	600,000	625,740
6.88%, 04/15/2040(b)	474,000	527,045
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	277,000	287,823
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	803,000	834,373
		4,685,888
Oil & Gas Equipment & Services–1.82%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	1,124,000	1,171,208
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	750,000	795,079
Weatherford International Ltd., 6.50%, 09/15/2028(b)	940,000	969,375
		2,935,662
Oil & Gas Exploration & Production–7.00%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	2,124,000	2,296,575
Callon Petroleum Co., 8.00%, 08/01/2028(b)	1,273,000	1,259,137
EQT Corp.,
3.13%, 05/15/2026(b)	313,000	321,254
3.63%, 05/15/2031(b)	467,000	487,198
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	1,052,000	1,034,311
8.00%, 01/15/2027	627,000	635,662
7.75%, 02/01/2028	219,000	219,087
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	451,000	468,188
5.75%, 02/01/2029(b)	246,000	253,072
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	1,445,000	1,546,005
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	807,000	820,114
SM Energy Co.,
5.00%, 01/15/2024	383,000	381,717
6.75%, 09/15/2026	1,012,000	1,034,861
6.63%, 01/15/2027	503,000	516,639
		11,273,820
	Principal Amount	Value
Oil & Gas Storage & Transportation–1.80%
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	$809,000	$822,530
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	111,000	108,049
7.50%, 04/15/2026	484,000	433,950
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	1,468,000	1,529,047
		2,893,576
Packaged Foods & Meats–1.66%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	1,036,000	1,159,025
Kraft Heinz Foods Co. (The), 4.25%, 03/01/2031	701,000	792,955
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	366,000	384,977
4.63%, 04/15/2030(b)	327,000	329,937
		2,666,894
Paper Products–0.98%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	745,000	775,815
Sylvamo Corp., 7.00%, 09/01/2029(b)	791,000	810,356
		1,586,171
Pharmaceuticals–1.92%
AdaptHealth LLC,
6.13%, 08/01/2028(b)	371,000	394,831
5.13%, 03/01/2030(b)	408,000	408,771
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	384,000	410,583
Bausch Health Cos., Inc., 9.00%, 12/15/2025(b)	1,207,000	1,275,467
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(b)	89,000	89,321
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	497,000	506,975
		3,085,948
Research & Consulting Services–0.47%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	560,000	588,000
10.25%, 02/15/2027(b)	160,000	172,347
		760,347
Restaurants–0.75%
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	1,210,000	1,205,462
Retail REITs–0.48%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	726,000	771,375
Security & Alarm Services–0.65%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	71,000	74,323
4.63%, 10/15/2027(b)	934,000	971,630
		1,045,953
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Specialized Consumer Services–1.22%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	$1,010,000	$1,012,373
Terminix Co. LLC (The), 7.45%, 08/15/2027	790,000	959,246
		1,971,619
Specialized REITs–0.73%
SBA Communications Corp., 3.88%, 02/15/2027	1,134,000	1,176,525
Specialty Chemicals–0.96%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	1,462,000	1,553,375
Specialty Stores–0.47%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	253,000	317,831
6.75%, 07/01/2036	354,000	439,403
		757,234
Steel–0.49%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	784,000	782,040
Systems Software–1.45%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	2,251,000	2,341,040
Textiles–0.47%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	814,000	750,642
Thrifts & Mortgage Finance–0.67%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	946,000	1,080,947
Trading Companies & Distributors–0.29%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	434,000	471,137
Wireless Telecommunication Services–0.73%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	1,165,000	1,180,594
Total U.S. Dollar Denominated Bonds & Notes (Cost $141,940,756)		144,745,987
Variable Rate Senior Loan Interests–7.50%(f)(g)
Health Care Equipment–0.44%
Radiology Partners, Inc., First Lien Term Loan B, 4.33% (1 mo. USD LIBOR + 4.25%), 07/09/2025	715,000	715,347
Health Care Services–0.89%
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	712,420	716,071
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	710,579	712,601
		1,428,672
	Principal Amount		Value
Health Care Supplies–1.22%
Medline Industries, Inc.,
Term Loan, 0.13%, 08/04/2022(h)		$788,000	$788,000
0.13%, 08/04/2022(h)		1,182,000	1,182,000
			1,970,000
Hotels, Resorts & Cruise Lines–0.45%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.09% (3 mo. USD LIBOR + 2.00%), 11/30/2023		724,297	722,939
Metal & Glass Containers–0.44%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.14% (3 mo. USD LIBOR + 3.00%), 06/29/2025		714,310	711,024
Paper Packaging–0.45%
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027		716,760	717,058
Paper Products–0.98%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028		1,584,030	1,586,010
Pharmaceuticals–0.91%
Endo Luxembourg Finance Co I S.a.r.l., Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028		726,350	711,975
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.83% (3 mo. USD LIBOR + 2.75%), 11/27/2025		755,780	754,601
			1,466,576
Restaurants–0.95%
IRB Holding Corp., First Lien Term Loan B, 4.25% (3 mo. USD LIBOR + 3.25%)(1 mo. USD LIBOR + 3.25%), 12/01/2027		1,524,421	1,528,591
Specialty Stores–0.77%
PetSmart, Inc., First Lien Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%)(1 mo. USD LIBOR + 3.75%), 02/11/2028		1,242,333	1,246,768
Total Variable Rate Senior Loan Interests (Cost $12,067,201)			12,092,985
Non-U.S. Dollar Denominated Bonds & Notes–0.59%(i)
Casinos & Gaming–0.20%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(b)	EUR	253,000	315,042
Food Retail–0.32%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	413,000	520,021
Textiles–0.07%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	112,447
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $948,667)			947,510
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Shares		Value
Common Stocks & Other Equity Interests–0.07%
Oil & Gas Drilling–0.07%
Valaris Ltd.(j)	3,012	$105,058
Other Diversified Financial Services–0.00%
SW Acquisition L.P.(h)	1	0
Total Common Stocks & Other Equity Interests (Cost $56,223)		105,058
Money Market Funds–3.49%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(k)(l)	1,847,313	1,847,313
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(k)(l)	1,666,502	$1,667,168
Invesco Treasury Portfolio, Institutional Class, 0.01%(k)(l)	2,111,215	2,111,215
Total Money Market Funds (Cost $5,625,548)		5,625,696
TOTAL INVESTMENTS IN SECURITIES–101.47% (Cost $160,638,395)		163,517,236
OTHER ASSETS LESS LIABILITIES—(1.47)%		(2,368,782)
NET ASSETS–100.00%		$161,148,454
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $107,739,801, which represented 66.86% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Non-income producing security.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,570,848	$27,922,036	$(27,645,571)	$-	$-	$1,847,313	$533
Invesco Liquid Assets Portfolio, Institutional Class	1,210,198	19,944,312	(19,487,463)	121	-	1,667,168	279
Invesco Treasury Portfolio, Institutional Class	1,795,255	31,910,899	(31,594,939)	-	-	2,111,215	222
Total	$4,576,301	$79,777,247	$(78,727,973)	$121	$-	$5,625,696	$1,034

(l)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/17/2021	Citibank, N.A.	EUR	978,000	USD	1,148,591	$14,786
11/17/2021	Goldman Sachs International	GBP	483,000	USD	669,269	18,452
Total Forward Foreign Currency Contracts						$33,238

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$144,745,987	$—	$144,745,987
Variable Rate Senior Loan Interests	—	10,122,985	1,970,000	12,092,985
Non-U.S. Dollar Denominated Bonds & Notes	—	947,510	—	947,510
Common Stocks & Other Equity Interests	105,058	—	0	105,058
Money Market Funds	5,625,696	—	—	5,625,696
Total Investments in Securities	5,730,754	155,816,482	1,970,000	163,517,236
Other Investments - Assets*
Investments Matured	—	—	0	0
Forward Foreign Currency Contracts	—	33,238	—	33,238
Total Investments	$5,730,754	$155,849,720	$1,970,000	$163,550,474

*	Forward foreign currency contracts are valued at unrealized appreciation. Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended September 30, 2021:
	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 09/30/21
Variable Rate Senior Loan Interests	$—	$1,970,000	$—	$—	$—	$—	$—	$—	$1,970,000
Common Stocks & Other Equity Interests	0	—	—	—	—	—	—	—	0
Investments Matured	0	—	—	—	—	—	—	—	0
Total	$—	$1,970,000	$—	$—	$—	$—	$—	$—	$1,970,000
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco V.I. High Yield Fund